SHARE CAPITAL - General (Details)	12 Months Ended
	Dec. 31, 2018 Vote shares	Mar. 19, 2019 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Common shares
SHARE CAPITAL
Voting rights for each share | Vote	1
Shares issued	28,017,203	61,985,116	1,029,156	786,833	667,649
Preferred shares
SHARE CAPITAL
Voting rights for each share | Vote	0
Shares issued	0
Shares outstanding	0